Cover	Sep. 13, 2021
Cover [Abstract]
Entity Registrant Name	VistaGen Therapeutics, Inc.
Entity Central Index Key	0001411685
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 13, 2021
Entity Incorporation State Country Code	NV
Entity File Number	000-54014
Entity Tax Identification Number	20-5093315
Entity Address Address Line 1	343 Allerton Ave
Entity Address City Or Town	South San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94090
City Area Code	650
Local Phone Number	577-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	VTGN
Security Exchange Name	NASDAQ